Income Taxes - Reconciliation between domestic and international earnings (loss) before income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Domestic			$ (17,127,042)	$ (1,374,250)
International			(10,871,649)	(10,090,195)
Net loss before income tax	$ (10,466,000)	$ (6,252,000)	$ (27,998,691)	$ (11,464,445)